CONSOLIDATED STATEMENTS OF CASH FLOWS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net (loss) income for the year	$ (23,407)	$ 7,371	$ 212
Adjustments for:
Amortization, depreciation and depletion	10,699	11,023	11,470
Exchange differences on foreign currency transactions	(3,922)	(2,838)	2,709
Loss (gain) on securities	2,436	2,320	(758)
Gain on derivatives		(1,376)
(Gain) loss on dispositions of subsidiaries	(264)		546
Impairment of assets held for sale	31,443
Share-based compensation		2,497
(Recovery of) deferred income taxes	(7,557)	2,074	4,798
Interest accretion	385	332	143
Change in fair value of investment property and real estate held for sale	(96)	(407)	(757)
Change in fair value of a loan payable measured at FVTPL	141	1,616	549
(Reversal of) credit losses	(47)	88	(3,108)
(Reversal of) write-downs of inventories	(21)	(19)	469
Write-offs of intangible assets and prepaid			25
Gains on settlements and derecognition of liabilities	(69)	(390)	(2,600)
Changes in operating assets and liabilities, net of effects of acquisitions and dispositions:
Short-term securities	(12,509)	(3,949)	(2,608)
Receivables	24,269	(24,489)	(33,847)
Inventories	295	333	517
Restricted cash	(211)	20	(60)
Deposits, prepaid and other	(1,034)	415	97
Account payables and accrued expenses	9,876	(1,685)	521
Income tax liabilities	509	563	26
Other	(279)	(136)	385
Cash flows provided by (used in) operating activities	30,637	(6,637)	(21,271)
Cash flows from investing activities:
Purchases of property, plant and equipment, net	(472)	(982)	(227)
Proceeds from sales of investment property	2,643	11	4,564
Increase in loan receivables	(6,848)		(265)
Dispositions of subsidiaries, net of cash and cash equivalents disposed of			(873)
Other			220
Cash flows (used in) provided by investing activities	(4,677)	(971)	3,419
Cash flows from financing activities:
Dividends paid to owners of the Company	(16,928)
Reductions in lease liabilities	(350)	(424)	(451)
Exercise of stock options	406
Dividends paid to non-controlling interests	(341)		(30)
Other	21		(17)
Cash flows used in financing activities	(17,192)	(424)	(498)
Exchange rate effect on cash	76	(647)	3,628
Increase (decrease) in cash	8,844	(8,679)	(14,722)
Cash, beginning of year	54,873	63,552	78,274
Cash, end of year	63,717	54,873	63,552
Supplemental cash flows disclosures
Interest received	491	221	484
Dividends received	268	244	11
Interest paid	(1,562)	(1,747)	(1,880)
Income taxes paid	$ (5,876)	$ (9,526)	$ (3,730)